Acquisitions and Divestitures - Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature of Operations and Summary of Significant Accounting Policies
Total revenue	$ 24,278	$ 37,502	$ 87,003	$ 99,451	$ 117,617	$ 114,588
Net loss attributable to IDEX common shareholders	$ (45,850)	$ (54,568)	$ (112,555)	$ (76,217)	$ (257,281)	$ (94,097)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.09)	$ (0.11)	$ (0.23)	$ (0.17)	$ (0.57)	$ (0.40)
Diluted (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.13)	$ (0.05)	$ (0.57)	$ (0.40)
Weighted average shares outstanding
Basic (in shares)	494,061,205	477,214,431	496,392,410	440,151,607	447,829,204	232,707,448
Diluted (in shares)	497,792,525	438,269,237	497,577,331	418,089,587	447,829,204	232,707,448
DBOT
Nature of Operations and Summary of Significant Accounting Policies
Total revenue							$ 44,675
Net loss attributable to IDEX common shareholders							$ (99,417)